RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
SCHEDULE OF DUE TO RELATED PARTIES

(a)	Due to related parties

	Related party relationship	September 30, 2021	September 30, 2020
Shaanxi Meishengyuang Bio-Technoloy Co., Ltd	5.5% shareholder of Xi’an App-chem	$-	$738,864
Wenhu Guo	Senior Management of the Company	3,376	368,145
Yongwei Hu	Chief Executive Officer and Controlling shareholder of the Company	-	1,208,337
Jing Liu	Wife of the controlling shareholder	35,615	4,410
Sheying Wang	Senior Management of the Company	3,407	3,234
Yuantao Wang	49% shareholder of Tianjin YHX	202,706	-
Total due to related parties		$245,104	$2,322,990